Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			$ 6,720
Depreciation charge	$ (443)	$ (290)	(1,289)	$ (896)
Right-of-use asset, ending balance	10,272	6,708	10,272	6,708
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,445	9,139
Additions			4,833	1,234
Lease termination			(56)
Modification of lease terms			(948)
Exchange difference			(23)	(911)
Right-of-use asset, ending balance	13,251	9,462	13,251	9,462
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,725)	(1,975)
Lease termination			34
Modification of lease terms			(997)
Exchange difference			4	117
Depreciation charge			(1,289)	(896)
Right-of-use asset, ending balance	(2,979)	(2,754)	(2,979)	(2,754)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	10,267	6,649	10,267	6,649
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,311	9,005
Additions			4,833	1,234
Lease termination			0
Modification of lease terms			(948)
Exchange difference			(23)	(911)
Right-of-use asset, ending balance	13,173	9,328	13,173	9,328
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(2,642)	(1,925)
Lease termination			0
Modification of lease terms			(997)
Exchange difference			4	117
Depreciation charge			(1,265)	(871)
Right-of-use asset, ending balance	(2,906)	(2,679)	(2,906)	(2,679)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	5	59	5	59
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			134	134
Additions			0	0
Lease termination			(56)
Modification of lease terms			0
Exchange difference			0	0
Right-of-use asset, ending balance	78	134	78	134
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(83)	(50)
Lease termination			34
Modification of lease terms			0
Exchange difference			0	0
Depreciation charge			(24)	(25)
Right-of-use asset, ending balance	$ (73)	$ (75)	$ (73)	$ (75)